Interest expense (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Interest Expense
Detail of main items of interest expense and similar charges
The detail of the main items of interest expense and similar charges accrued in 2020, 2019 and 2018 is as follows:

EUR million
	2020	2019	2018
Central banks deposits	366	468	421
Credit institution deposits	1,652	2,576	2,588
Customer deposits	5,599	10,137	9,062
Debt securities issued and subordinated liabilities	5,119	6,679	6,073
Marketable debt securities	4,548	6,034	5,303
Subordinated liabilities (note 23)	571	645	770
Provisions for pensions (note 25)	95	145	186
Lease Liabilities	186	273	9
Other interest expense	730	1,224	1,645
	13,747	21,502	19,984